Organization and Summary of Significant Accounting Policies (Details 12) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Detail of items impacting other income, net
Foreign currency transaction (loss) gain	$ (395)	$ 1,369	$ (836)
Rabbi Trust gain	164	24	384
Unrealized (loss) gain on Mexican peso option contracts	395	(640)	245
Realized (loss) gain on Mexican peso option contracts, net	(12)	(420)	33
Other	177	249	394
Total	$ 329	$ 582	$ 220